Document and Entity Information	Jun. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001628171
Document Type	8-K
Document Period End Date	Jun. 16, 2022
Entity Registrant Name	REVOLUTION MEDICINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39219
Entity Tax Identification Number	47-2029180
Entity Address, Address Line One	700 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	481-6801
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RVMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false